CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Dec. 31, 2024 USD ($)
Cash Flows from Operating Activities:
Net income	$ 10,328,343
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability derivative	(184,594)
Change in fair value of convertible note derivative	(3,990,385)
Change in fair value of long-term and short-term note derivative	(11,447,599)
Change in fair value of contingent guarantee	839,775
Change in fair value of merger financing	37,446
Change in fair value of earnout liability	(1,254,000)
Change in fair value of subscription agreement	47,882
Change in fair value of stock payable	(221,410)
Change in fair value of Tau agreement	760,699
Late fee paid in shares to sellers	16,340
Non-cash interest in expense on financial instruments	3,830,899
Excise tax penalties and interest	193,211
Realized gain on Tau agreement	23,248
Stock based compensation	2,578
Bank acquisition deposit write off	91,200
Depreciation expense	9,138
Amortization of intangibles	662,459
Allowance for bad debt	6,346
Net lease payments	(497)
Changes in operating assets and liabilities:
Receivables from brokers & dealers	11,773
Receivables from customers	463,242
Receivables from others	2,744
Advances & prepaid expenses	3,575
Payables to customers	(142,169)
Payables to officers & directors	153,664
Payable to brokers & dealers	10,512
Accounts payable and accrued expenses	533,776
Commissions and payroll taxes payable	38,410
Deferred taxes	(65,200)
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES	761,406
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of Pacsquare	(125,000)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	(125,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Subordinated debt payments	(20,000)
Proceeds from Tau agreement	533,381
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES	513,381
NET INCREASE (DECREASE) IN CASH	1,149,787
CASH AT BEGINNING OF YEAR	27,307,886
CASH AT YEAR END	28,457,673
Non-cash investing and financing activities:
Decrease in goodwill due to change in deferred tax liability	1,564,200
Initial shares issued under Tau agreement	546,098
Value of shares transferred by related parties to settle obligations	2,412,930
Shares issued as payment towards contingent guarantee	1,210,290
Shares issued to related party for settlement of accounts payable	803,860
Shares payable for commercial bank acquisition extension	87,500
Initial value of derivative included in merger financing	113,044
Convertible notes
Non-cash investing and financing activities:
Share issued for conversion	325,000
Short-term Merger Financing
Non-cash investing and financing activities:
Share issued for conversion	367,426
Merger financing
Non-cash investing and financing activities:
Initial value of derivative included in merger financing	113,044
Pacsquare
Non-cash investing and financing activities:
Shares issued to purchase Pacsquare and amounts included in accounts payable	$ 77,300